American Century Capital Portfolios, Inc.

PROSPECTUS SUPPLEMENT

LARGE COMPANY VALUE FUND * VALUE FUND

Supplement dated April 22, 2003 * Prospectus dated December 20, 2002
                                 (Investor and Institutional Class)

The following replaces the Average Annual Total Return chart for Value Investor
Class on page 4 of the prospectus.

         For the calendar year ended December 31, 2001    1 year     5 years   Life of Class(1)
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         Value

         Return Before Taxes                              12.86%    11.86%     14.54%

         Return After Taxes on Distributions              11.63%     8.02%     10.65%

         Return After Taxes on Distributions
         and Sale of Fund Shares                           7.80%     7.70%     10.04%

         Lippper Multicap Value Index                      1.30%     9.73%     12.03%(3)

         S&P 500 Index                                   -11.87%    10.70%     13.60%(4)
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SH-SPL-34438   0304